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                                                                John M. Richards
                                                       Assistant General Counsel

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

                                       September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Investors Variable Life Account One
     File No. 811-07971

Commissioners:

Semi-annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of MetLife Investors Variable Life Account One of MetLife Insurance Company USA pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual Report for the Putnam VT Multi-Cap Growth Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.


Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company